SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, general and administrative expenses	$ 4,526	$ 105,362	$ 31,316
Research and development expenses	$ 5,865	284,016	70,967
Operating right-of-use assets and lease liabilities		$ 2,200		$ 3,300
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, general and administrative expenses			2,700
Research and development expenses			$ (2,700)